Credit facilities (Tables)	12 Months Ended
Sep. 30, 2025
Credit Facilities
Schedule of short term bank loans

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Bank of China	November 24 2025 (Fully repaid in November 2025)	3.10%	No collateral or guarantee	$702,345
Bank of China	November 20, 2025 (Fully repaid in November 2025)	3.10%	No collateral or guarantee	421,408
Bank of Chengdu	December 2, 2025 (Fully repaid in December 2025)	3.60%	Guaranteed by Ke Chen and Jinshan Yao	153,111
Bank of Chengdu	December 9, 2025 (Fully repaid in December 2025)	3.60%	Guaranteed by Ke Chen and Jinshan Yao	421,408
Industrial and Commercial Bank of China	July 27, 2026	3.10%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	486,023
Industrial and Commercial Bank of China	July 30, 2026	3.10%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	70,235
Total				$2,254,530

Outstanding balances on short-term bank loans consist of the following as of September 30, 2024:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Bank of Chengdu	November 28, 2024 (Fully repaid in November 2024)	4.00%	Guaranteed by Ke Chen and Jinshan Yao	$155,324
Bank of Chengdu	December 18, 2024 (Fully repaid in December 2024)	4.00%	Guaranteed by Ke Chen and Jinshan Yao, and pledged by the Company’s two registered patents	427,497
Bank of China	November 28, 2024 (Fully repaid in November 2024)	3.45%	No collateral or guarantee	427,497
Rural Commercial Bank of China	April 2, 2025 (Fully repaid in April 2025)	4.00%	Guaranteed by Ke Chen, Jinshan Yao and Chengdu Wuhou Small and Medium-sized Enterprise Financing Guarantee Co., Ltd.	284,998
Industrial and Commercial Bank of China	September 10, 2025 (Fully repaid in August 2025)	3.45%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	564,294
Total				$1,859,610

Schedule of long term loans

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Weizhong Bank	December 23, 2026	10.44%	Guaranteed by Ke Chen	$200,670
Bank of Chengdu	December 20, 2025 (Fully repaid in December 2025)	4.00%	Guaranteed by Ke Chen and Jinshan Yao and pledged by two real estate properties owned by Ke Chen, Jinshan Yao and Ke Chen’s immediate family	561,877
Total				$762,547

Outstanding balances on long-term bank loans consist of the following as of September 30, 2024:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Bank of Chengdu	December 20, 2025	4.00%	Guaranteed by Ke Chen and Jinshan Yao and pledged by two real estate properties owned by Ke Chen, Jinshan Yao and Ke Chen’s immediate family	$569,995

 Long-term loans – a third party

Outstanding balances on long-term third-party loans consist of the following as of September 30, 2025:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Huaneng Guicheng Trust	December 23, 2026	10.44%	Guaranteed by Ke Chen	$100,335